UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1998

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           LORAIN NATIONAL BANK
                Trust & Investment Management Department
Address:        457 Broadway
                Lorain Ohio 44052

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Gerald S. Falcon
Title:          Vice President, Operations
Phone:          440-244-7263

Signature, Place, and Date of Signing:

        Gerald S. Falcon               Lorain, Ohio      05/10/99
        _______________________  ______________________  __________
              (Signature)             (City, State)         (Date)

Report Type (Check only one.):

[ x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are not entries in this list, omit this section.]

        Form 13F File Number    Name

        28-
        -------------           ---------------------------------
        [Repeat as necessary.]

                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None

                                                -----------------
Form 13F Information Table Entry Total:          87
                                                -----------------
Form 13F Information Table Value Total:         $161,225
                                                -----------------
                                                   (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

        No.             Form 13F File Number            Name
                                                        NONE
        ----               --------                     --------------

        (Repeat as necessary.)


REPORT PTR289  1N LORAIN NATIONAL BANK              SECURITIES AND EXCHANGE
COMMISSION FORM 13-F        05/24/99           PAGE    1
                     AS OF 12/31/98
- - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - -
COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -

INVESTMENT
                                                  MARKET
DISCRETION                    VOTING AUTHORITY
                                                  VALUE    SHS OR   SH/ PUT/
SOLE SHR OTHER             SOLE      SHARED     NONE
     ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL
(A) (B) (C)  MANAGERS      (A)        (B)       (C)

A T & T CORP                         001957109     3,441     45,423 SH
X                      23,070        100     22,253

ABBOTT LABORATORIES                  002824100     1,507     30,755 SH
X                      16,396                14,359

AMERICAN HOME PRODUCTS CORPORATION   026609107     2,701     47,905 SH
X                      33,813                14,092

AMERICAN INTERNATIONAL GROUP INC     026874107     1,534     15,880 SH
X                       8,678                 7,202

AMERITECH CORPORATION                030954101     1,415     22,320 SH
X                      14,996        300      7,024

AMOCO CORP                           031905102       683     11,412 SH
X                       8,900                 2,512
FORMERLY STANDARD OIL CO OF IND.
ATLANTIC RICHFIELD COMPANY           048825103     1,436     21,966 SH
X                      16,716                 5,250

BMC SOFTWARE INC                     055921100     1,852     41,550 SH
X                      17,658        600     23,292

BANK ONE CORPORATION                 06423A103       858     16,799 SH
X                      16,799

BANKAMERICA CORP                     06605F102       207      3,441 SH
X                       1,145                 2,296

BELL ATLANTIC CORPORATION            077853109     1,082     20,034 SH
X                      13,962                 6,072

BELLSOUTH CORPORATION                079860102     2,387     47,850 SH
X                      32,166        400     15,284

BESTFOODS                            08658U101     1,311     24,629 SH
X                      11,258        400     12,971

BRISTOL MYERS SQUIBB CO.             110122108     4,476     33,447 SH
X                      22,652        350     10,445

CHEVRON CORP                         166751107     1,567     18,888 SH
X                      11,006        200      7,682

CISCO SYS INC                        17275R102     3,635     39,162 SH
X                      15,000        900     23,262

COCA COLA COMPANY                    191216100     1,830     27,311 SH
X                      14,643        400     12,268

WALT DISNEY COMPANY COMMON           254687106       346     11,535 SH
X                       5,040                 6,495
FORMERLY WALT DISNEY PRODUCTIONS
E I DU PONT DE NEMOURS & COMPANY     263534109       351      6,619 SH
X                       5,204                 1,415

DUKE ENERGY CORP                     264399106       256      4,000 SH
X                       2,900                 1,100

EMERSON ELECTRIC COMPANY             291011104     1,389     22,966 SH
X                      11,514        200     11,252

ENRON CORP                           293561106       407      7,124 SH
X                       6,848                   276

EXXON CORPORATION                    302290101     5,437     74,347 SH
X                      55,707        600     18,040

FEDERAL NATL MTG ASSN                313586109     2,598     35,102 SH
X                      19,100                16,002

FEDERATED GNMA BOND FUND             314184102     3,852    338,758 SH
X                     209,627      3,881    125,250

FEDERATED INCOME TRUST               314199100       143     13,716 SH
X                       6,595      4,228      2,892

FEDERATED U S GOVERNMENT SECURITIES  31428M100       476     45,185 SH
X                      35,686      3,435      6,064
1 TO 3 YR INSTRUMENTS
FEDERATED U S GOVERNMENT SECURITIES  31428P103       510     46,745 SH
X                      39,189      3,957      3,598
2 TO 5 YR INSTRUMENTS
FIFTH THIRD BANCORP                  316773100     1,186     16,635 SH
X                       9,936                 6,699

FIRSTMERIT CORP                      337915102     1,351     50,273 SH
X                      42,898                 7,375

FLEET FINANCIAL GROUP, INC           338915101       473     10,576 SH
X                      10,576

FORD MOTOR COMPANY                   345370100       547      9,320 SH
X                       9,320

GTE CORPORATION                      362320103       252      3,872 SH
X                       3,872

GENERAL ELECTRIC COMPANY             369604103     7,085     69,458 SH
X                      50,140        600     18,718

GILLETTE COMPANY                     375766102       850     17,770 SH
X                       8,370        400      9,000

HARTFORD LIFE INC                    416592103       221      3,800 SH
X                         100                 3,700
CL A
HEALTH MGMT ASSOC INC CLASS A        421933102       681     31,509 SH
X                      12,474                19,035

H J HEINZ COMPANY                    423074103       878     15,501 SH
X                      13,900                 1,601

HERSHEY FOODS CORPORATION            427866108       470      7,550 SH
X                       4,500                 3,050

HEWLETT PACKARD CO                   428236103       863     12,639 SH
X                       4,578        200      7,861

HOME DEPOT INC                       437076102       893     14,600 SH
X                       2,200        600     11,800

INTEL CORPORATION                    458140100    10,281     86,710 SH
X                      40,250        675     45,785

INTERNATIONAL BUSINESS MACHINES      459200101     1,542      8,362 SH
X                       5,412                 2,950

INTERPUBLIC GROUP COS INC            460690100     1,515     19,000 SH
X                       7,114        300     11,586

JOHNSON AND JOHNSON                  478160104     2,088     24,893 SH
X                      10,839        350     13,704

KEYCORP                              493267108     1,817     56,768 SH
X                      45,736                11,032

LNB BANCORP INC                      502100100    11,027    397,369 SH
X                     121,472               275,897

LILLY ELI & CO                       532457108     2,617     29,450 SH
X                      19,250        200     10,000

LINEAR TECHNOLOGY CORP               535678106       349      3,900 SH
X                         348                 3,552

LUCENT TECHNOLOGIES INC              549463107     7,611     69,228 SH
X                      37,162        600     31,466

MBNA CORP                            55262L100       625     25,200 SH
X                      12,000                13,200

MEDTRONIC INC                        585055106     2,252     30,316 SH
X                       9,618        400     20,298

MERCK & CO. INC.                     589331107     4,532     30,722 SH
X                      16,912        300     13,510

MICROSOFT                            594918104    12,612     90,940 SH
X                      43,450        400     47,090

MOBIL CORPORATION                    607059102     3,145     36,100 SH
X                      17,668        300     18,132

MOLEX INC                            608554101       231      6,070 SH
X                         682                 5,388

MOTOROLA INC                         620076109     1,132     18,534 SH
X                       6,475        700     11,359

FEDERATED OHIO MUNICIPAL INCOME FUND 625922307       224     19,039 SH
X                      19,039
 CLASS F
NATIONAL CITY CORPORATION            635405103     1,373     18,942 SH
X                      18,942

NORDSON CORPORATION                  655663102       888     17,294 SH
X                      14,437                 2,857

ORACLE CORP                          68389X105     2,282     52,920 SH
X                      21,325        600     30,995

PFIZER INC                           717081103     4,030     32,243 SH
X                      13,488        200     18,555

PIONEER HI BRED INTL INC             723686101       409     15,450 SH
X                       5,850                 9,600

PROCTER & GAMBLE CO                  742718109       945     10,346 SH
X                       6,616        330      3,400

PROGRESSIVE CORP OHIO                743315103     2,037     12,025 SH
X                       6,575                 5,450

RAYTHEON CO CLASS B                  755111408       841     15,800 SH
X                       9,300                 6,500

ROYAL DUTCH PETROLEUM CO             780257804     2,281     47,650 SH
X                      29,188        800     17,662
NY REG SHS 1.25
SBC COMMUNICATIONS INC               78387G103     2,310     43,078 SH
X                      32,672        600      9,806

SANMINA CORP                         800907107       312      4,995 SH
X                         800                 4,195

SARA LEE CORPORATION                 803111103     2,267     80,420 SH
X                      46,156        800     33,464
FORMERLY CONSOLIDATED FOODS
SCHERING-PLOUGH CORPORATION          806605101     1,362     24,656 SH
X                      24,656

SOLECTRON CORP                       834182107     2,977     32,033 SH
X                       6,291        400     25,342

SPRINT CORP                          852061100     2,558     30,404 SH
X                      27,373                 3,031

SPRINT CORP PCS                      852061506       352     15,222 SH
X                      13,772                 1,450
GROUP SERIES 1
STATE STREET CORP                    857477103     1,038     14,802 SH
X                       9,200                 5,602

STEEL DYNAMICS INC                   858119100       506     43,027 SH
X                                            43,027

SUN MICROSYSTEMS INC                 866810104     2,055     24,000 SH
X                       7,300        700     16,000

SUNTRUST BANKS, INC.                 867914103     1,461     19,102 SH
X                      12,900                 6,202

WALGREEN CO                          931422109       348      5,936 SH
X                       5,936

WELLS FARGO AND CO                   949746101     1,100     27,555 SH
X                      10,160                17,395

WRIGHT NEAR TERM BOND FUND           982349201       197     19,200 SH
X                      19,200
(BFBT-NTB)
NORTHERN SAVINGS & LOAN COMPANY      996196MS7       259      5,568 SH
X                                             5,568

                                              ----------
        FINAL TOTALS                             161,225